Debt - Schedule of Company's Long-Term Debt (Parenthetical) (Detail)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023
4.150% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	[1]	$ 650,000,000
Senior Notes, due year	[1]	2025
Interest rate	[1]	4.15%	4.15%	4.15%
5.980% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	[1]	$ 300,000,000
Senior Notes, due year	[1]	2026
Interest rate	[1]	5.98%	5.98%	5.98%
1.500% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €	[1]		€ 600,000,000
Senior Notes, due year	[1]	2027
Interest rate	[1]	1.50%	1.50%	1.50%
5.050% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	[1]	$ 400,000,000
Senior Notes, due year	[1]	2029
Interest rate	[1]	5.05%	5.05%	5.05%
4.800% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	[1]			$ 450,000,000
Senior Notes, due year	[1]	2029
Interest rate	[1]	4.80%	4.80%	4.80%
2.450% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	[1]	$ 750,000,000
Senior Notes, due year	[1]	2030
Interest rate	[1]	2.45%	2.45%	2.45%
4.950% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	[1]			$ 350,000,000
Senior Notes, due year	[1]	2031
Interest rate	[1]	4.95%	4.95%	4.95%
4.375% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €	[1]		€ 550,000,000
Senior Notes, due year	[1]	2032
Interest rate	[1]	4.375%	4.375%	4.375%
5.500% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	[1]	$ 500,000,000
Senior Notes, due year	[1]	2033
Interest rate	[1]	5.50%	5.50%	5.50%
3.625% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	[1]	$ 750,000,000
Senior Notes, due year	[1]	2024
Interest rate	[1]	3.625%	3.625%	3.625%
Bank Term Debt [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt		5.06%	5.06%	5.06%	5.99%
Government Loans [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt		0.00%	0.00%	0.00%	0.12%

[1]	The Senior Notes are unsecured obligations and do not include any financial covenants. The Company may redeem the notes in whole or in part at any time, and from time to time, at specified redemption prices determined in accordance with the terms of the indenture governing the Senior Notes.